Basic and diluted loss per share (Tables)	6 Months Ended
Jun. 30, 2026
Basic And Diluted Earnings Per Share1 [Abstract]
Summary of Earnings Per Share

	For the three months ended June 30,		For the six months ended June 30,
	2026	2025	2026	2025
	€	€	€	€
Net Loss	(47,842,729)	(45,480,686)	(87,043,402)	(91,821,509)
Weighted average number of ordinary shares outstanding	68,072,885	54,688,182	66,696,719	54,588,321
Basic and diluted loss per share	(0.70)	(0.83)	(1.31)	(1.68)